Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Cash flow hedges
Reclassification adjustment	(54,340)	527,627	481,515
Other comprehensive income/(loss)	(54,340)	527,627	481,515
Comprehensive income	$ 28,904,147	$ 9,077,418	$ 11,574,706